Summary of Significant Accounting Policies (Details) - Schedule of weighted average number of non-redeemable - Spartacus Acquisition Corp [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Numerator: Net income allocable to Class A common stock subject to possible redemption
Amortized Interest income on marketable securities held in trust	$ 11,731	$ 35,814	$ 24,142
Less: interest available to be withdrawn for payment of taxes	11,731	35,814	(24,142)
Net income allocable to Class A common stock subject to possible redemption
Denominator: Weighted-Average Redeemable Class A common stock
Redeemable Class A Common Stock, Basic and Diluted	17,234,885	16,948,707	$ 8,663,166
Basic and Diluted net income per share, Redeemable Class A Common Stock (in Dollars per share)			$ 0
Numerator: Net Income minus Redeemable Net Earnings
Net Loss	$ 10,283,681	$ 4,441,634	$ (3,733,764)
Redeemable Net Earnings (in Shares)
Non-Redeemable Net Loss	$ 10,283,681	$ 4,441,634	$ (3,733,764)
Denominator: Weighted-Average Non-Redeemable Common Stock
Basic and diluted weighted-average shares outstanding, common stock (in Shares)	7,765,115	8,051,293	6,546,624
Basic and diluted net loss per share, common stock (in Dollars per share)	$ (1.32)	$ (0.55)	$ (0.57)